Other Current Liabilities	12 Months Ended
Dec. 31, 2012
Other Liabilities, Current [Abstract]
Other Current Liabilities

The table below details the components of other liabilities:

$ in millions	2012	2011
Compensation and benefits	74.8	64.3
Accrued bonus and deferred compensation	535.0	528.2
Accrued compensation and benefits	609.8	592.5

Accruals and other liabilities	233.2	273.7
Accounts payable	287.9	272.6
Security deposit payables	27.4	81.2
Income taxes payable	77.9	59.6
Accounts payable and accrued expenses	626.4	687.1